Borrowings - Schedule of Warrant Obligation Liability (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Changes In Warrant Liability [Abstract]
Beginnings balances			$ 1,412
Change in fair value	$ (317)	$ 58	(409)	$ 20
Ending balances	2,144		2,144		$ 1,412
Perceptive Credit Holdings Warrants
Changes In Warrant Liability [Abstract]
Beginnings balances			1,412	$ 444	444
Issuance of warrants			329		474
Change in fair value			409		497
Foreign exchange loss			6		3
Ending balances	$ 2,144		$ 2,144		$ 1,412
Beginnings balances (in shares)			400,000	200,000	200,000
Issuance of warrants (in shares)			75,000		200,000
Ending balances (in shares)	475,000		475,000		400,000